Trade and other receivables - Schedule of Components of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables	$ 44,542	$ 45,467
Accrued revenues	8,591	5,118
Tax credits receivable	2,928	4,316
Interest receivable	0	39
Other receivables	192	269
Trade and other receivables	$ 56,253	$ 55,209